Business combinations - Schedule of Acquisitions, PRA Acquisition (Details) - USD ($)	Dec. 31, 2021	Jul. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 9,037,931,000		$ 936,257,000	$ 883,170,000
PRA Health Sciences, Inc
Business Acquisition [Line Items]
Cash and cash equivalents		$ 259,971,000
Accounts receivable and unbilled revenue		934,308,000
Other current assets		125,156,000
Fixed assets		156,851,000
Operating lease right-of-use assets		177,345,000
Goodwill		8,120,006,000
Intangible assets		4,886,000,000
Deferred tax assets		28,099,000
Other assets		35,391,000
Accounts payable		(50,259,000)
Accrued expenses and other current liabilities		(380,342,000)
Current portion of operating lease liabilities		(36,625,000)
Unearned revenue		(739,278,000)
Non-current portion of operating lease liabilities		(144,403,000)
Deferred tax liabilities		(1,126,952,000)
Other non-current liabilities		(203,297,000)
Net assets acquired		12,041,971,000
Goodwill, expected tax deductible amount		$ 0